Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Operating activities:
Net income	$ 198,336	$ 631,441
Adjustments:
Depreciation of plant and equipment	14,863	15,349
Amortization of right-of-use assets – operating lease	11,400	11,400
Expected credit loss allowance of contract assets		38,924
Expected credit loss allowance of accounts receivable		35,776
Long service payment (non-cash)	(1,224)	413
Deferred tax		(10,717)
Change in working capital items:
Change in accounts receivable	(3,546,355)	67,549
Change in contract assets	(32,195)	(113,688)
Change in deposits and other receivable	(1,446,962)
Change in deferred offering cost	947,587	(7,359)
Change in accounts payable	(341,220)	(407,901)
Change in operating lease liabilities	(4,127)	(9,512)
Change in income tax payable	(130,925)	129,401
Change in amount due to a director	(25,534)	(1,565)
Change in accrued expenses	(659,164)	49,692
Cash (used) / generated from operating activities	(5,015,520)	429,203
Investing activities:
Acquisition for plant and equipment		(30,214)
Proceeds from disposal of plant and equipment
Cash used in investing activities		(30,214)
Financing activities:
New issued shares	4,186,951	375,000
Principal payments for finance lease liabilities	(26,513)	(2,222)
Cash generated from financing activities	4,160,438	372,778
Net (decrease) / increase in cash at banks	(855,082)	771,767
Cash at banks as of beginning of the period	2,376,362	890,578
Cash at banks as of the end of the period	1,521,280	1,662,345
Supplementary Cash Flows Information
Cash paid for income tax	(475,943)
Cash paid for interest	$ (733)	$ (333)